Significant accounting policies, judgements, estimates and assumptions - Significant accounting policies: use of judgements, estimates and assumptions (Details)	12 Months Ended
	Dec. 31, 2025 $ / bbl	Dec. 31, 2025 £ / tonneOfCO2Emissions	Dec. 31, 2025 $ / MMBTU	Dec. 31, 2024 $ / bbl	Dec. 31, 2024 $ / MMBTU
North Sea
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term carbon price assumptions used in value-in-use impairment testing		65
Later than twenty years and not later than thirty years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing	60		4.5	50	4.04
Later than twenty years and not later than thirty years | North Sea
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term carbon price assumptions used in value-in-use impairment testing		243